Average Annual Total Returns - PRUDENTIAL DAY ONE 2015 FUND		Sep. 29, 2020	Sep. 28, 2020
Prudential Day One 2015 Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year			14.53%
Since Inception	[1]		6.82%
S&P Target Date 2015 Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year			15.40%
Since Inception	[1]		7.60%
Class R4
Average Annual Return:
1 Year		14.41%
Since Inception		6.27%
Inception Date		Dec. 13, 2016
Class R5
Average Annual Return:
1 Year		14.58%
Since Inception		6.42%
Inception Date		Dec. 13, 2016
Class R6
Average Annual Return:
1 Year		14.65%
Since Inception		6.55%
Inception Date		Dec. 13, 2016
Class R6 | After Taxes on Distributions
Average Annual Return:
1 Year			13.03%
Since Inception			5.33%
Inception Date			Dec. 13, 2016
Class R6 | After Taxes on Distributions and Sales
Average Annual Return:
1 Year			9.05%
Since Inception			4.65%
Inception Date			Dec. 13, 2016
Class R1
Average Annual Return:
1 Year		13.84%
Since Inception		5.77%
Inception Date		Dec. 13, 2016
Class R2
Average Annual Return:
1 Year		14.13%
Since Inception		6.04%
Inception Date		Dec. 13, 2016
Class R3
Average Annual Return:
1 Year		14.27%
Since Inception		6.19%
Inception Date		Dec. 13, 2016

[1]	Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.